Revenue - Contract assets and liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Contract assets
Contract assets	¥ 329,413	¥ 272,155
Impairment loss allowance	(54,795)	(19,881)
Contract assets, net	274,618	252,274
Less: Non-current contract assets	(16,788)	(40,998)
Current contract assets, net	257,830	211,276
Contract liabilities
Contract liabilities	156,230	117,660
Less: Noncurrent contract liabilities	(17,683)	(12,700)
Current contract liabilities	138,547	104,960
Revenue from performance obligations satisfied or partially satisfied in previous years	0	0	¥ 0
Implementation
Contract assets
Contract assets	233,785	173,292
Impairment loss allowance	(48,970)	(18,063)
Contract liabilities
Current contract liabilities	34,354	875
Transaction based and support
Contract assets
Contract assets	95,628	98,863
Impairment loss allowance	(5,825)	(1,818)
Contract liabilities
Current contract liabilities	121,876	116,785
Business origination services
Contract assets
Contract assets	31,523	74,834
Impairment loss allowance	(9)	(854)
Operation support services
Contract assets
Contract assets	58,211	20,537
Impairment loss allowance	(3,078)	(665)
Contract liabilities
Current contract liabilities	78,504	69,974
Post implementation support services
Contract assets
Contract assets	5,894	3,492
Impairment loss allowance	(2,738)	(299)
Contract liabilities
Current contract liabilities	20,320	17,451
Risk management services
Contract liabilities
Current contract liabilities	8,301	19,146
Others
Contract liabilities
Current contract liabilities	¥ 14,751	¥ 10,214